American Independence Stock Fund
FUND SUMMARY – STOCK FUND
Investment Objectives/Goals.
The Fund’s investment objective is to provide investors with long-term capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 63 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence Stock Fund	Institutional Class Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none	1.00%	[1]
Redemption Fee	none	none	none
[1]	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence Stock Fund		Institutional Class Shares	Class A Shares		Class C Shares
Management Fee		1.00%	1.00%		1.00%
Distribution and Service (12b-1) Fees		none	0.31%	[1]	1.00%
Other Expenses		0.42%	0.42%		0.42%
Acquired Fund Fees and Expenses		0.02%	0.02%		0.02%
Total Annual Fund Operating Expenses		1.44%	1.75%		2.44%
Fee Waivers and Expense Reimbursements	[2]	(0.26%)	(0.26%)		(0.26%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	1.18%	1.49%		2.18%
[1]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing only 0.06% of the distribution fee and is assessing the full 0.25% shareholder servicing fee.
[2]	American Independence Financial Services, LLC ("AIFS" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2013 in order to keep the Total Annual Fund Operating Expenses to 1.16%, 1.48% and 2.16% of the Fund's average net assets for Institutional Class Shares, Class A Shares and Class C Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence Stock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	120	430	762	1,702
Class A Shares	718	1,071	1,446	2,499
Class C Shares	324	736	1,277	2,757

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 225% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund’s Adviser uses a value oriented approach to selecting stocks by identifying stocks that it considers undervalued (i.e., priced less than its real worth). Under normal market conditions, the Fund intends to invest in the following manner:

•	At least 80% of its net assets, plus borrowings for investment purposes, in common and/or preferred stocks;
•	At least 65% of its total assets in such stocks issued by U.S. companies with large market capitalizations (over $5 billion) at the time of purchase and up to 35% of its total assets in companies with small- to mid-sized market capitalizations;
•	May engage in hedging through the use of put and call options and written covered put and call options on securities in which the Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options); and
•	May also invest in securities that are convertible into common stock and preferred stock.

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges
•	Preferred stocks
•	Convertible bonds rated investment grade or higher with a maturity between 1-30 years
•	Short term money market securities, including cash, money market mutual funds and Treasury Bills
•	Derivative Instruments (consisting of exchange-traded options)
•	Exchange-traded funds (“ETFs”) and Other Investment Companies; to the extent the Fund invests in ETFs and Other Investment Companies the Fund will pay the proportionate share of the underlying expenses of the ETF

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Interest Rate Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests primarily in value stocks, its performance may lag when growth stocks outperform value stocks.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

ETF and Investment Company Risk. The Fund may invest in ETFs, closed-end funds and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the Russell 1000 Value Index. From January 21, 1997 through March 1, 2007 the Fund was managed by Barrow, Hanley, Mewhinney & Strauss, Inc.

Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A and Class C shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

STOCK FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	20.41%	Q2 2003
Worst quarter:	(22.26)%	Q4 2008

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2011
Average Annual Total Returns American Independence Stock Fund	1 Year	5 Years	10 Years
Institutional Class Shares	(3.97%)	3.22%	6.35%
Institutional Class Shares - Return After Taxes on Distributions	(4.23%)	2.13%	5.51%
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	(2.23%)	2.55%	5.38%
Class A Shares	(9.83%)	1.59%	5.27%
Class C Shares	(5.85%)	2.80%	5.78%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	3.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares and Class C Shares reflect the deduction of sales loads. After-tax returns for Class A and Class C Shares, which are not shown, will vary from those shown for Institutional Class Shares.

American Independence International Alpha Strategies Fund
FUND SUMMARY – INTERNATIONAL ALPHA STRATEGIES FUND
Investment Objectives/Goals.
The Fund’s goal is to provide investors with long-term capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 63 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence International Alpha Strategies Fund	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence International Alpha Strategies Fund		Institutional Class Shares	Class A Shares
Management Fee		0.81%	0.81%
Distribution and Service (12b-1) Fees		none	0.50%
Other Expenses		0.36%	0.36%
Total Annual Fund Operating Expenses		1.17%	1.67%
Fee Waivers and Expense Reimbursements	[1]	(0.22%)	(0.22%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.95%	1.45%
[1]	American Independence Financial Services, LLC ("AIFS" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2013 in order to keep the Total Annual Fund Operating Expenses at 0.95% and 1.45% of the Fund's average net assets for the Institutional Class Shares and the Class A Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence International Alpha Strategies Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	97	350	622	1,401
Class A Shares	714	1,051	1,411	2,420

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 149% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund seeks its objective by investing in equity securities of issuers based outside of the United States. The Fund will invest in both value and growth securities, such strategy is otherwise known as “core”. Under normal market conditions, the Fund intends to invest in the following manner:

•	Primarily in the equity securities of companies located outside the U.S., including emerging markets;
•	At least 80% of its net assets in ‘‘foreign securities’’, which means those securities issued by companies (1) whose principal securities trading markets are outside the U.S.; (2) that are linked to non-U.S. dollar currencies; or (3) that are organized under the laws of, or with principal office in, a country other than the U.S.;
•	No more than 20% of net assets in developing countries or emerging market securities;
•	Invest in securities denominated in the currencies of a variety of countries, as well as in securities denominated in multinational currencies such as the Euro;
•	May enter into currency hedges that may decrease or offset any losses from such fluctuations;
•	Invest in American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and European Depository Receipts (“EDRs”) issued by sponsored or unsponsored facilities;
•	May invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the counter; and
•	May invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges of countries outside the U.S. (both developed and emerging market countries)
•	ADRS, GDRs, and EDRs
•	Short term money market securities, including cash, money market mutual funds and Treasury Bills
•	Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities
•	Currency hedges

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Emerging Market Country Risk. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S., and to political and legal systems which may be less stable which may result in less liquidity and greater price volatility. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

Political Risk. A greater potential for revolts, and the taking of assets by governments exists when investing in securities of foreign countries.

U.S. Government Obligations Risk. The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. Debt securities are subject to the risk that fixed income prices in general may lose value because of declines in the bond market. The prices of fixed income securities respond to a variety of economic factors, particularly interest rate changes, as well as to perceptions about the credit worthiness of both corporate and government issuers. Generally fixed income securities will decrease in value if interest rates rise and will increase in value if interest rates decline.

Foreign currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Interest Rate Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (‘‘MSCI EAFE’’) Index. The Fund has been in existence since November 1, 1995 but until March 2, 2006, the Fund was organized as the International Multi Manager Stock Fund of the former American Independence Funds Trust. From March 2, 2006 through May 31, 2011, the Fund was known as the American Independence International Equity Fund

Of course, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares will differ because of differences in the expenses.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

INTERNATIONAL ALPHA STRATEGIES FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	22.28%	Q2 2009
Worst quarter:	(22.23)%	Q3 2002

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2011
Average Annual Total Returns American Independence International Alpha Strategies Fund	1 Year	5 Years	10 Years
Institutional Class Shares	(10.97%)	(4.06%)	5.36%
Institutional Class Shares - Return After Taxes on Distributions	(11.17%)	(4.51%)	5.23%
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	(6.87%)	(3.43%)	5.24%
Class A Shares	(16.45%)	(5.65%)	4.22%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(12.14%)	(4.72%)	4.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares reflect the deduction of the sales load. After-tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.

American Independence Small Cap Growth Fund
FUND SUMMARY – SMALL CAP GROWTH FUND
Investment Objectives/Goals.
The Fund’s investment objective is to provide investors with long-term capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 63 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence Small Cap Growth Fund	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence Small Cap Growth Fund		Institutional Class Shares	Class A Shares
Management Fee		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.50%
Other Expenses		2.84%	2.84%
Total Annual Fund Operating Expenses		3.84%	4.34%
Fee Waivers and Expense Reimbursements	[1]	(2.74%)	(2.74%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.10%	1.60%
[1]	American Independence Financial Services, LLC ("AIFS" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2013 in order to keep the Total Annual Fund Operating Expenses to 1.10% and 1.60% of the Fund's average net assets for Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	112	919	1,745	3,896
Class A Shares	728	1,580	2,443	4,650

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. Under normal market conditions, the Fund will invest at least 80% of its assets in small cap companies. The portfolio manager considers small cap companies to include those with a market capitalization that does not exceed that of the largest company in the Russell 2000 Growth Index.

The portfolio manager looks for stocks of smaller-sized companies he believes will increase in value over time, using an investment strategy developed by the American Yellowstone Advisors, LLC (“AYS” or the “Sub-Adviser”). In implementing this strategy, the portfolio manager makes his investment decisions based primarily on the analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio manager’s principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the Fund also may consider companies whose stocks demonstrate price strength relative to their peers. These techniques help the portfolio manager buy or hold the stocks of companies he believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria. Under normal market conditions, the Fund intends to invest in the following manner:

•	At least 80% of its net assets, plus borrowings for investment purposes, in common and/or preferred stocks;
•	At least 80% of its total assets in such stocks issued by U.S. companies with small market capitalizations (between $100 million and $2.3 billion) at the time of purchase; and
•	May also invest in securities that are convertible into common stock and preferred stock.

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges
•	Preferred stocks
•	Convertible bonds rated investment grade or higher with a maturity between 1-30 years
•	Short term money market securities, including cash, money market mutual funds and Treasury Bills
•	Exchange-traded funds (“ETFs”) and Other Investment Companies; to the extent the Fund invests in ETFs and Other Investment Companies the Fund will pay the proportionate share of the underlying expenses of the ETF

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Sub-Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Interest Rate Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests primarily in growth stocks, its performance may lag when value stocks outperform growth stocks.

Small Cap Stocks. Because small-cap companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. In addition, shares of small companies may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

ETF and Investment Company Risk. The Fund may invest in ETFs, closed-end funds and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the Fund’s benchmark, the Russell 2000 Growth Index. The Fund has been in existence since December 9, 2010.

Of course, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A Shares, which have not yet commenced operations, will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

SMALL CAP GROWTH FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	16.31%	4Q 2011
Worst quarter:	(27.40)%	3Q 2011

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2011
Average Annual Total Returns American Independence Small Cap Growth Fund	1 Year	Since Inception	Inception Date
Institutional Class Shares	(15.48%)	(12.88%)	Dec. 09, 2010
Institutional Class Shares - Return After Taxes on Distributions	(15.48%)	(12.91%)	Dec. 09, 2010
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	(10.06%)	(10.96%)	Dec. 09, 2010
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)	(0.59%)	Dec. 09, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

American Independence Large Cap Growth Fund
FUND SUMMARY – LARGE CAP GROWTH FUND
Investment Objectives/Goals.
The Fund’s investment objective is to provide investors with long-term capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 63 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence Large Cap Growth Fund	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence Large Cap Growth Fund		Institutional Class Shares	Class A Shares
Management Fee		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.50%
Other Expenses		1.97%	1.97%
Total Annual Fund Operating Expenses		2.97%	3.47%
Fee Waivers and Expense Reimbursements	[1]	(1.97%)	(1.97%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.00%	1.50%
[1]	American Independence Financial Services, LLC ("AIFS" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2013 in order to keep the Total Annual Fund Operating Expenses to 1.00% and 1.50% of the Fund's average net assets for Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	102	732	1,389	3,149
Class A Shares	719	1,406	2,115	3,983

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The portfolio manager looks for stocks of companies he believes will increase in value over time. In implementing this strategy, the portfolio manager makes his investment decisions based primarily on his analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flows.

The portfolio manager uses a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that meet his investment criteria. Under normal market conditions, the Fund’s portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio manager buy or hold the stocks of companies he believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet that criteria. Under normal market conditions, the Fund intends to invest in the following manner:

•	At least 80% of its net assets, plus borrowings for investment purposes, in common and/or preferred stocks;
•	At least 80% of its total assets in such stocks issued by U.S. companies with large market capitalizations (over $5 billion) at the time of purchase;
•	Up to 20% of its total assets in such stocks issued by U.S. companies with mid to small market capitalizations (less than $5 billion) at the time of purchase; and
•	May also invest in securities that are convertible into common stock and preferred stock.

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges
•	Preferred stocks
•	Convertible bonds rated investment grade or higher with a maturity between 1-30 years
•	Short term money market securities, including cash, money market mutual funds and Treasury Bills
•	Exchange-traded funds (“ETFs”) and Other Investment Companies; to the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Interest Rate Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests primarily in growth stocks, its performance may lag when value stocks outperform growth stocks.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

ETF and Investment Company Risk. The Fund may invest in ETFs, closed-end funds and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the Fund’s benchmark, the Russell 1000 Growth Index. The Fund has been in existence since December 9, 2010.

Of course, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A Shares, which have not yet commenced operations, will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

LARGE CAP GROWTH FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	11.30%	4Q 2011
Worst quarter:	(23.75)%	3Q 2011

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2011
Average Annual Total Returns American Independence Large Cap Growth Fund	1 Year	Since Inception	Inception Date
Institutional Class Shares	(11.88%)	(9.72%)	Dec. 09, 2010
Institutional Class Shares - Return After Taxes on Distributions	(11.88%)	(9.72%)	Dec. 09, 2010
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	(7.72%)	(8.26%)	Dec. 09, 2010
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	3.83%	Dec. 09, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

American Independence Kansas Tax-Exempt Bond Fund
FUND SUMMARY – KANSAS TAX-EXEMPT BOND FUND
Investment Objectives/Goals.
The Fund’s goal is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 63 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence Kansas Tax-Exempt Bond Fund	Institutional Class Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none	1.00%	[1]
Redemption Fee	none	none	none
[1]	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence Kansas Tax-Exempt Bond Fund		Institutional Class Shares	Class A Shares		Class C Shares
Management Fee		0.30%	0.30%		0.30%
Distribution and Service (12b-1) Fees		none	0.39%	[1]	1.00%
Other Expenses		0.24%	0.24%		0.24%
Total Annual Fund Operating Expenses		0.54%	0.93%		1.54%
Fee Waivers and Expense Reimbursements	[2]	(0.06%)	(0.06%)		(0.06%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.48%	0.87%		1.48%
[1]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing the full 0.25% distribution fee and is assessing 0.14% of the shareholder servicing fee.
[2]	American Independence Financial Services, LLC ("AIFS" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2016 in order to keep the Total Annual Fund Operating Expenses at 0.48%, 0.87% and 1.48% of the Fund's average net assets for the Institutional Class Shares, Class A Shares and Class C Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence Kansas Tax-Exempt Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	49	154	276	652
Class A Shares	510	691	894	1,497
Class C Shares	254	468	815	1,812

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Kansas Tax-Exempt Bond Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. Under normal market conditions, the Fund intends to invest in the following manner:

•	In municipal bonds with maturities ranging from 1 to 20 years and which are rated, at time of purchase, investment grade (rated Baa/BBB or better, at the time of purchase, as rated by a nationally recognized statistical rating organization, such as Moody’s Investors Service Inc. (‘‘Moody’s’’), Standard & Poor’s Corporation (‘‘S&P’’), or Fitch Ratings Ltd. (‘‘Fitch’’), or which are unrated and determined by the Fund’s adviser to be of comparable quality);
•	Maintain a dollar weighted average portfolio maturity between 7 and 12 years;
•	At least 80% of its net assets, plus borrowings for investment purposes, in municipal bonds which produce interest that is exempt from federal income tax and, in the opinion of bond counsel of the issuer of Kansas obligations, is exempt from Kansas state income taxes; and
•	At least 80% of its net assets in securities the income from which is not subject to the alternative minimum tax.

Main types of securities the Fund may hold:

•	Municipal Securities from the State of Kansas
•	Municipal Securities from other states
•	Short-Term Investments

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Interest Rate Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

State Specific Risk. State specific risk is the chance that the Fund, because it invests primarily in securities issued by Kansas and its municipalities, is more vulnerable to unfavorable developments in Kansas than funds that invest in municipal bonds of many different states. The Kansas economy is fairly diversified but still relies significantly on transportation equipment production, agriculture and food processing as well as oil & gas production/processing. Adverse conditions affecting these industries could have a disproportionate effect on Kansas municipal securities. In addition, the State of Kansas is experiencing financial stress and budgetary problems stemming from the current economic downturn. The strain on the State’s financial resources could impact the ability of the state and local issuers to meet their obligations.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the Barclays Capital 7-Year Municipal Index. The Fund has been in existence since December 10, 1990 when it was initially organized as the Kansas Tax Exempt Income Portfolio of the SEI Tax Exempt Trust until May 17, 1997, and from that date until March 2, 2006, the Fund was organized as the Kansas Tax Exempt Bond Fund of the former American Independence Funds Trust. Since November 2000, the Fund has been managed by its current manager.

Of course, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A and Class C shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

KANSAS TAX-EXEMPT BOND FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	3.60%	Q3 2009
Worst quarter:	(3.15)%	Q4 2010

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2011
Average Annual Total Returns American Independence Kansas Tax-Exempt Bond Fund	1 Year	5 Years	10 Years
Institutional Class Shares	8.39%	4.62%	4.37%
Institutional Class Shares - Return After Taxes on Distributions	8.39%	4.62%	4.37%
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	6.71%	4.50%	4.31%
Class A Shares	3.47%	3.35%	3.53%
Class C Shares	6.31%	3.58%	3.33%
Barclays Capital 7-Year Municipal Index (reflects no deduction for fees, expenses or taxes)	10.14%	6.39%	5.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares and Class C Shares reflect the deduction of sales loads. After-tax returns for Class A and Class C Shares, which are not shown, will vary from those shown for Institutional Class Shares.

American Independence Strategic Income Fund
FUND SUMMARY – STRATEGIC INCOME FUND
Investment Objectives/Goals.

The Fund’s goal is to provide investors with as high a level of current income as is consistent with liquidity and safety of principal by investing primarily in investment-grade bonds with maturities of 1-3 years.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 63 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence Strategic Income Fund	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence Strategic Income Fund		Institutional Class Shares	Class A Shares
Management Fee		0.40%	0.40%
Distribution and Service (12b-1) Fees		none	0.25%	[1]
Other Expenses		0.28%	0.28%
Total Annual Fund Operating Expenses		0.68%	0.93%
Fee Waivers and Expense Reimbursements	[2]	(0.23%)	(0.23%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.45%	0.70%
[1]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing the full 0.25% distribution fee and is not assessing the shareholder servicing fee.
[2]	American Independence Financial Services, LLC ("AIFS" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2013 in order to keep the Total Annual Fund Operating Expenses at 0.45% and 0.70% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence Strategic Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	46	194	356	825
Class A Shares	295	492	706	1,322

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 254% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. Under normal market conditions, the Fund intends to invest in the following manner:

•	In high quality debt securities rated investment grade or higher at time of purchase;
•	At least 65% of total assets in U.S. dollar-denominated securities;
•	Maintain an average dollar weighted maturity between 1 and 3 years;
•	Limit the Fund’s duration to 2 years or less;
•	Up to 10% of its net assets in each of the following: (1) international fixed income debt; (2) emerging market fixed income debt; and (3) high-yield securities (also known as “junk bonds”);
•	In derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the Fund or as a substitute for direct investment; and
•	The Fund may invest more than 25% of its total assets in the Banking and Finance industry. For purposes of this limitation, the Banking and Finance industry is deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset-and mortgage-backed securities.

Main types of securities the Fund may hold:

•	Asset-Backed Securities
•	Bank Obligations
•	Corporate Debt Instruments
•	Derivative Instruments (consisting of exchange-traded U.S. Government bond futures, options and interest rate swaps)
•	Foreign Debt Instruments
•	Mortgage-Backed Securities
•	High yield securities
•	Other Investment Companies
•	U.S. Government and Agency Securities

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Interest Rate Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Foreign Securities Risk. Such investments are subject to additional risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Political Risk. A greater potential for revolts, and the taking of assets by governments exists when investing in securities of foreign countries.

U.S. Government Obligations Risk. The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. Debt securities are subject to the risk that fixed income prices in general may lose value because of declines in the bond market. The prices of fixed income securities respond to a variety of economic factors, particularly interest rate changes, as well as to perceptions about the credit worthiness of both corporate and government issuers. Generally fixed income securities will decrease in value if interest rates rise and will increase in value if interest rates decline.

High-Yield Securities Risk. Lower rated securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of lower rated securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities.

Emerging Markets Risk. The Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict securities investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Foreign currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Investment Company Risk. The Fund may invest in closed-end funds and other investment companies ("Underlying Funds"). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the underlying Funds in addition to the Fund’s direct fees and expenses.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Duration Risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates than a fund with a shorter average fund duration.

Concentration Risk. The Fund invests more than 25% of its total assets in the securities of issuers in the Banking and Finance industry and is therefore exposed to the risk that factors affecting that industry will have a greater effect on the Fund than they would if the Fund invested in a diversified number of unrelated industries.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the Barclays Capital 1-3 Year U.S. Aggregate Bond Index. Prior to December 29, 2011, the Fund’s benchmark was the Merrill Lynch 1-3 Year U.S. Treasury Index. When HighMark Capital Management, Inc. (“HighMark”) became the sub-adviser, the benchmark changed to reflect HighMark’s strategy in managing the Fund. The Fund has been in existence since January 21, 1997, but until March 2, 2006, the Fund was organized as the UltraShort Bond Fund of the former American Independence Funds Trust. From March 2, 2006 through December 26, 2011, the Fund was known as the American Independence Short-Term Bond Fund.

Of course, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

STRATEGIC INCOME FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	2.24%	Q4 2007
Worst quarter:	(1.58)%	Q2 2008

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2011
Average Annual Total Returns American Independence Strategic Income Fund	1 Year	5 Years	10 Years
Institutional Class Shares	0.92%	2.88%	2.76%
Institutional Class Shares - Return After Taxes on Distributions	0.59%	1.97%	1.76%
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	0.59%	1.93%	1.76%
Class A Shares	(1.57%)	2.18%	2.33%
Barclays Capital 1-3 Year U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.73%	4.13%	3.68%
Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	1.55%	3.69%	3.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares reflect the deduction of the sales load. After-tax returns for Class A, which are not shown, will vary from those shown for Institutional Class Shares.

American Independence Core Plus Fund
FUND SUMMARY – CORE PLUS FUND
Investment Objectives/Goals.
The Fund’s goal is to provide investors with a competitive total return.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 63 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence Core Plus Fund	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence Core Plus Fund		Institutional Class Shares	Class A Shares
Management Fee		0.40%	0.40%
Distribution and Service (12b-1) Fees		none	0.35%	[1]
Other Expenses		0.34%	0.34%
Total Annual Fund Operating Expenses		0.74%	1.09%
Fee Waivers and Expense Reimbursements	[2]	(0.29%)	(0.29%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.45%	0.80%
[1]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing the full 0.25% distribution fee and is assessing 0.10% of the shareholder servicing fee.
[2]	American Independence Financial Services, LLC ("AIFS" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2013 in order to keep the Total Annual Fund Operating Expenses at 0.45% and 0.80% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence Core Plus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	46	207	383	891
Class A Shares	503	729	973	1,672

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. Under normal market conditions, the Fund intends to invest in the following manner:

•	At least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in bonds;
•	Limit the Fund’s average duration to +/- 20% of the Fund’s benchmark, the Barclays Capital U.S. Aggregate Index;
•	In derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the Portfolio or as a substitute for direct investment;
•	May invest up to 20% of the value of its net assets in international fixed income securities;
•	May invest up to 20% of the value of its net assets in high-yield securities; and
•	At least 65% of the Fund’s total assets invested in bonds that are rated Baa/BBB or better, at the time of purchase, as rated by a nationally recognized statistical rating organization, such as Moody’s Investors Service Inc. (‘‘Moody’s’’), Standard & Poor’s Corporation (‘‘S&P’’), or Fitch Ratings Ltd. (‘‘Fitch’’), or which are unrated and determined by the Fund’s adviser to be of comparable quality

Main types of securities the Fund may hold:

•	U.S. Treasury Obligations
•	U.S. Government Agency Securities
•	Corporate Debt Securities
•	Mortgage-backed Securities
•	Derivative Securities (consisting of exchange-traded U.S. Government bond futures and options on interest rates or Government bonds)
•	Forward Commitment Transactions – U.S. Government Agency mortgage-backed to-be-announced (“TBAs”) securities
•	International fixed income securities
•	High-yield securities

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Interest Rate Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

U.S. Government Obligations Risk. The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. Debt securities are subject to the risk that fixed income prices in general may lose value because of declines in the bond market. The prices of fixed income securities respond to a variety of economic factors, particularly interest rate changes, as well as to perceptions about the credit worthiness of both corporate and government issuers. Generally fixed income securities will decrease in value if interest rates rise and will increase in value if interest rates decline.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Forward Commitment Risk. The Fund may purchase or sell securities on a forward commitment basis. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When the Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. As part of an investment strategy, the Fund may sell the forward commitment securities before the settlement date or enter into new commitments to extend the delivery date into the future. Such securities have the effect of leverage on the Fund and may contribute to volatility of the Fund’s net asset value and create a higher portfolio turnover rate.

Foreign Securities Risk. Such investments are subject to additional risks including political and economic risks, greater volatility, currency fluctuation, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets.

Political Risk. A greater potential for revolts, and the taking of assets by governments exists when investing in securities of foreign countries

High-Yield Securities Risk. Lower rated securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of lower rated securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities.

Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Duration Risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates than a fund with a shorter average fund duration.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the Barclays Capital U.S. Aggregate Index. The Fund has been in existence since January 21, 1997, but until March 2, 2006, the Fund was organized as the Intermediate Bond Fund of the former American Independence Funds Trust. Effective December 27, 2010, the Fund changed its name to the Core Plus Fund.

Of course, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A Shares will differ because of differences in the expenses of each class

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

CORE PLUS FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	5.32%	Q4 2008
Worst quarter:	(2.44)%	Q2 2004

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2011
Average Annual Total Returns American Independence Core Plus Fund	1 Year	5 Years	10 Years
Institutional Class Shares	5.73%	6.85%	5.58%
Institutional Class Shares - Return After Taxes on Distributions	4.52%	5.13%	3.91%
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	3.70%	4.88%	3.81%
Class A Shares	0.96%	5.75%	4.97%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares reflect the deduction of the sales load. After-tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.

American Independence U.S. Inflation-Indexed Fund
FUND SUMMARY – U.S. INFLATION-INDEXED FUND
Investment Objectives/Goals.
The Fund’s goal is to provide investors with a high level of total return in excess of inflation as may be consistent with the preservation of capital.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 63 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence U.S. Inflation-Indexed Fund	Institutional Class Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none	1.00%	[1]
Redemption Fee	none	none	none
[1]	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence U.S. Inflation-Indexed Fund		Institutional Class Shares	Class A Shares		Class C Shares
Management Fee		0.40%	0.40%		0.40%
Distribution and Service (12b-1) Fees		none	0.45%	[1]	1.00%
Other Expenses		0.23%	0.23%		0.23%
Total Annual Fund Operating Expenses		0.63%	1.08%		1.63%
Fee Waivers and Expense Reimbursements	[2]	(0.31%)	(0.31%)		(0.31%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.32%	0.77%		1.32%
[1]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing the full 0.25% distribution fee and is assessing only 0.20% of the shareholder servicing fee.
[2]	Pursuant to an operating expense limitation agreement between American Independence Financial Services, LLC ("AIFS" or the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund until March 1, 2013 to ensure that Total Annual Operating Expenses do not exceed 0.32%, 0.77% and 1.32% of the Fund's average net assets for the Institutional Class Shares, Class A Shares and Class C Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence U.S. Inflation-Indexed Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	33	170	320	757
Class A Shares	500	724	966	1,659
Class C Shares	238	484	857	1,907

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 415% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. Under normal market conditions, the Fund intends to invest in the following manner:

•	At least 80% of the Fund's net assets (including borrowings for investment purposes) in inflation-indexed securities that are denominated in U.S. dollars and derivative instruments denominated in U.S. dollars whose returns are linked to the inflation rate;
•	Derivatives as a substitute for direct investment in inflation-indexed securities; and
•	Up to 20% of the Fund’s net assets (including borrowings for investment purposes) in foreign inflation-indexed securities (sovereign issues only) whose returns may be hedged into U.S. dollars, U.S. government and agency securities that are not indexed to inflation, and corporate bonds denominated in U.S. dollars or foreign currencies.

Main types of securities the Fund may hold:

•	Inflation-Linked Securities
•	Derivative Securities (consisting of exchange-traded U.S. Government bond futures and options on interest rates or U.S. Government bonds)
•	Foreign sovereign inflation-indexed securities

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below.

Inflation-Indexed Securities Risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the Fund will be subject to deflation risk. The value of inflation-indexed bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), the Fund may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Interest Rate Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

Duration Risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates than a fund with a shorter average fund duration.

U.S. Government Obligations Risk. The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. Debt securities are subject to the risk that fixed income prices in general may lose value because of declines in the bond market. The prices of fixed income securities respond to a variety of economic factors, particularly interest rate changes, as well as to perceptions about the credit worthiness of both corporate and government issuers. Generally fixed income securities will decrease in value if interest rates rise and will increase in value if interest rates decline.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year, 5 year and since inception periods compare with those of the Fund’s benchmark, the Barclays Capital U.S. TIPS Index. The Fund has been in existence since January 2, 2001, but until May 8, 2008, the Fund was organized as the U.S. Inflation-Indexed Portfolio of the former FFTW Funds.

Of course, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A Shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

U.S. INFLATION-INDEXED FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	7.88%	Q3 2002
Worst quarter:	(4.28)%	Q3 2008

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2011
Average Annual Total Returns American Independence U.S. Inflation-Indexed Fund	1 Year	5 Years	10 Years
Institutional Class Shares	14.24%	8.32%	7.89%
Institutional Class Shares - Return After Taxes on Distributions	10.99%	6.26%	5.59%
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	9.20%	5.98%	5.47%
Class A Shares	8.95%	7.12%	7.16%
Class C Shares	12.56%	8.19%	7.83%
Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	13.56%	7.95%	7.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares reflect the deduction of the sales load. The after tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.

American Independence Active Interest Rate Management Fund
FUND SUMMARY – ACTIVE INTEREST RATE MANAGEMENT FUND
Investment Objectives/Goals.
The Fund’s goal is to maximize investors’ total return through capital appreciation and current income as is consistent with liquidity and safety of principal.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 63 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence Active Interest Rate Management Fund	Institutional Class Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	2.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none	1.00%	[1]
Redemption Fee	none	none	none
[1]	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence Active Interest Rate Management Fund		Institutional Class Shares	Class A Shares		Class C Shares
Management Fee		0.40%	0.40%		0.40%
Distribution and Service (12b-1) Fees		none	0.35%	[1]	1.00%
Other Expenses		2.05%	2.05%		2.05%
Total Annual Fund Operating Expenses		2.45%	2.80%		3.45%
Fee Waivers and Expense Reimbursements	[2]	(1.85%)	(1.85%)		(1.85%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.60%	0.95%		1.60%
[1]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing 0.10% of the distribution fee and is assessing the full 0.25% shareholder servicing fee.
[2]	American Independence Financial Services, LLC ("AIFS" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2013 in order to keep the Total Annual Fund Operating Expenses at 0.60%, 0.95% and 1.60% of the Fund's average net assets for the Institutional Class Shares, Class A Shares and Class C Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence Active Interest Rate Management Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	61	586	1,138	2,645
Class A Shares	320	902	1,510	3,151
Class C Shares	266	887	1,634	3,606

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. From the Fund’s inception, March 28, 2011, through October 31, 2011, the Fund’s portfolio turnover rate was 221% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. Under normal market conditions, the Fund intends to invest in the following manner:

•	At least 80% of its net assets, plus borrowings for investment purposes, will be invested in U.S. Treasury securities;
•	The Fund will maintain an average duration between 0 and 11 years based on the Adviser’s outlook for changes in interest rates; and
•	100% of the Fund’s total assets will be invested in U.S. dollar-denominated securities.

Main types of securities the Fund may hold:

•	U.S. Treasury securities including Treasury Bills, Treasury Notes and Treasury Bonds
•	Short term money market securities, including cash, money market mutual funds and Treasury Bills

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

U.S. Government Obligations Risk. The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. Debt securities are subject to the risk that fixed income prices in general may lose value because of declines in the bond market. The prices of fixed income securities respond to a variety of economic factors, particularly interest rate changes, as well as to perceptions about the credit worthiness of both corporate and government issuers. Generally fixed income securities will decrease in value if interest rates rise and will increase in value if interest rates decline.]

Duration Risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates than a fund with a shorter average fund duration.

Interest Rate Risk. Debt securities are subject to the risk that the market value will decline because of rising interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The Fund commenced operations as of March 28, 2011, and, therefore, does not have a full year of performance history to report. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.